Commitments and Contingencies - Future Minimum Payments Under Non-cancelable Operating Leases (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Future minimum payments under non-cancelable operating leases
2020	$ 2.5	$ 3.2
2021	2.8	2.8
2022	2.6	2.6
2023	2.3	2.4
2024	1.0	1.0
Thereafter	2.2	2.2
Less: sublease rental income	(3.4)	(3.7)
Operating Leases, Future Minimum Payments Excluding Sublease Rental Income	$ 10.0	$ 10.5